Risk Management - Schedule of Potential Impact on Equity & Prices (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CLP ($)
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity	$ (163,333)		$ (259,362)				$ (939,994)
Impact of Change in Interest Rate	(34,350,000)		(61,190,000)		$ (30,364)	$ (51,149)	(80,240,000)	$ (57,175)
Impact due to changes in exchange rate	(67,900)	$ (58,108)	145,470	$ 122,874
Impact due to changes in prices	(102,250)		(211,140)		(88,472)	(150,497)
CLP [member]
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity	(82,235)		(73,433)				(707,409)
Impact of Change in Interest Rate	(12,430,000)		(6,990,000)		(10,635)	(5,897)	(40,130,000)	(28,609)
CLF [member]
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity	38,676		43,232				(201,548)
Impact of Change in Interest Rate	(9,300,000)		(33,240,000)		(7,958)	(28,055)	(23,150,000)	(16,505)
COP [member]
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity	(25,265)		(65,627)				35,889
Impact of Change in Interest Rate	(4,150,000)		(5,360,000)		(4,186)	(4,525)	(8,130,000)	(5,780)
Impact due to changes in exchange rate	(36,710)	(31,419)
UVR
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity	(25,947)		(83,203)				(36,520)
Impact of Change in Interest Rate	(2,530,000)		(6,960,000)		(2,553)	(5,875)	(3,880,000)	(2,755)
USD [member]
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity	(68,562)		(80,331)				(42,030)
Impact of Change in Interest Rate	(5,940,000)		(8,640,000)		$ (5,032)	$ (6,797)	(4,360,000)	(3,107)
Impact due to changes in exchange rate	$ (31,190)	$ (26,689)	$ 145,470	$ 122,874
FX
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity							11,624
Impact of Change in Interest Rate							$ (590,000)	$ (419)